LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Schedule of supplemental balance sheet information related to the operating lease for

	The Years Ended December 31,
	2020	2019
Right-of-use assets	$119,429	$196,435
Lease payment liability- current	103,396	92,230
Lease payment liability-non current	—	96,707
Total lease payment liability	$103,396	$188,937

Schedule of remaining lease terms and discount rates

Remaining lease term (years)	1.25
Discount rate	4.75%

Summary of lease expense

For the Year Ended December 31, 2020
Operating lease cost	$91,002
Short-term lease cost	7,104
Total	$98,106

Schedule of maturities of lease liabilities

2021	104,216
Total lease payments	104,216
Less: imputed interest	(820)
Present value of lease liabilities	$103,396